-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578

                                                       Expires: May 31, 2007

                                                       Estimated average burden
                                                       hours per response: 21.09
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05646
                                  ----------------------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

40 William Street, Suite 100       Wellesley, Massachusetts           02481
--------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)

                            Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.  40 William Street  Wellesley, Massachusetts 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                     ---------------------------

Date of fiscal year end:        October 31, 2007
                          ------------------------------------

Date of reporting period:       January 31, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
===========================================================================================
INVESTMENT COMPANIES -- 99.8%                                SHARES            VALUE
-------------------------------------------------------------------------------------------
GROWTH FUNDS -- 34.6%
   American Funds AMCAP - Class A                              228,427     $    4,694,187
   American Funds Growth Fund of America - Class A             274,721          9,164,678
   Calamos Growth - Class A(a)                                 137,914          7,564,583
   Fidelity Capital Appreciation                               228,382          6,380,994
   Goldman Sachs Growth Opportunities - Class A(a)             235,888          5,293,319
   iShares Russell 1000 Growth Index(b)                            235             13,280
   Janus Orion                                                 116,276          1,187,180
   Marsico 21st Century                                        579,744          9,252,713
   Wells Fargo Advantage Endeavor Select - Class A(a)          152,703          1,598,805
                                                                           --------------
                                                                               45,149,739
                                                                           --------------
GROWTH AND INCOME FUNDS -- 33.4%
   Fidelity Select Utilities Growth                             68,095          3,775,876
   Hotchkis & Wiley Large Cap Value - Class A                  309,148          7,979,122
   iShares Dow Jones Select Dividend Index(b)                   65,100          4,650,093
   iShares Dow Jones U.S. Energy Sector Index(b)                49,400          4,979,026
   iShares Goldman Sachs Natural Resources Index(b)             10,600          1,071,872
   iShares Russell 1000 Value Index(b)                          28,800          2,410,560
   iShares S&P 500 Index(b)                                     17,350          2,499,788
   iShares S&P MidCap 400/BARRA Value Index(b)                  73,000          5,967,020
   Powershares Dynamic Market(b)                               116,200          5,958,736
   Vanguard 500 Index - Investor Shares                         32,591          4,319,613
                                                                           --------------
                                                                               43,611,706
                                                                           --------------
SMALL COMPANY FUNDS -- 17.5%
   Buffalo Small Cap(a)                                         50,619          1,402,659
   FBR Small Cap(a)                                             44,566          2,494,335
   iShares S&P SmallCap 600/BARRA Growth Index(b)               21,700          2,834,020
   iShares S&P SmallCap 600/BARRA Value Index(b)                27,400          2,111,718
   Royce Opportunity - Investor Class(a)                       394,043          5,276,239
   William Blair Small Cap Growth - Class I(a)                 329,344          8,628,813
                                                                           --------------
                                                                               22,747,784
                                                                           --------------
FOREIGN STOCK FUNDS -- 14.3%
   Dodge & Cox International Stock                             107,008          4,753,295
   iShares MSCI EAFE Index(b)                                   67,200          4,988,928
   iShares MSCI EAFE Value Index(b)                             13,000            945,750
   iShares MSCI Emerging Markets Index(b)                       41,400          4,732,020
   Lazard International Small Cap - Investor Shares             69,731          1,242,608
   Tocqueville International Value (The)                       130,346          1,989,084
                                                                           --------------
                                                                               18,651,685
                                                                           --------------

TOTAL INVESTMENT COMPANIES (Cost $92,954,741)                              $  130,160,914
                                                                           --------------



NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)
===========================================================================================
MONEY MARKET SECURITIES -- 0.3%                                SHARES           VALUE
-------------------------------------------------------------------------------------------
   First American Treasury Obligations - Class A
    (Cost $376,972)                                            376,972     $      376,972
                                                                           --------------

TOTAL INVESTMENTS AT VALUE --100.1% (Cost $93,331,713)                     $  130,537,886

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                                   (79,531)
                                                                           --------------

NET ASSETS -- 100.0%                                                       $  130,458,355
                                                                           ==============

(a)  Non-income producing security.
(b)  Exchange-traded fund.


See accompanying notes to portfolio of investments.




NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
===========================================================================================
INVESTMENT COMPANIES -- 96.5%                                  SHARES            VALUE
-------------------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 36.0%
   Dodge & Cox Stock                                            33,048     $    5,173,614
   Fidelity Select Utilities Growth                             52,851          2,930,588
   Hotchkis & Wiley Large Cap Value - Class A                  242,490          6,258,657
   iShares Dow Jones Select Dividend Index(b)                   42,600          3,042,918
   iShares Dow Jones U.S. Energy Sector Index(b)                28,300          2,852,357
   iShares Goldman Sachs Natural Resources Index(b)             10,600          1,071,872
   iShares Russell 1000 Value Index(b)                          20,300          1,699,110
   iShares S&P 500 Index(b)                                     29,600          4,264,768
   iShares S&P MidCap 400/BARRA Value Index(b)                   9,000            735,660
   Powershares Dynamic Market(b)                                81,000          4,153,680
                                                                           --------------
                                                                               32,183,224
                                                                           --------------
GROWTH FUNDS -- 10.7%
   American Funds AMCAP - Class A                              152,540          3,134,700
   Calamos Growth - Class A(a)                                  16,174            887,167
   Fidelity Capital Appreciation                                30,211            844,091
   iShares Russell 1000 Growth Index(b)                            300             16,953
   Marsico 21st Century                                         36,739            586,360
   S&P MidCap 400 Depositary Receipts(b)                        17,580          2,661,788
   Wells Fargo Advantage Endeavor Select - Class A(a)          136,098          1,424,945
                                                                           --------------
                                                                                9,556,004
                                                                           --------------
FOREIGN STOCK FUNDS -- 10.6%
   Dodge & Cox International Stock                              42,634          1,893,782
   iShares MSCI EAFE Index(b)                                   57,300          4,253,952
   iShares MSCI EAFE Value(b)                                   21,000          1,527,750
   Tocqueville International Value (The)                       118,670          1,810,902
                                                                           --------------
                                                                                9,486,386
                                                                           --------------
SMALL COMPANY FUNDS -- 9.8%
   FBR Small Cap(a)                                             23,136          1,294,934
   iShares S&P SmallCap 600/BARRA Growth Index(b)               15,400          2,011,240
   iShares S&P SmallCap 600/BARRA Value Index(b)                27,800          2,142,546
   Royce Opportunity - Investor Class(a)                       129,869          1,738,947
   William Blair Small Cap Growth - Class I(a)                  58,706          1,538,101
                                                                           --------------
                                                                                8,725,768
                                                                           --------------
HIGH YIELD BOND FUNDS -- 8.4%
   Loomis Sayles Institutional High Income                     406,452          3,296,325
   MainStay High Yield Corporate Bond - Class A                642,356          4,181,739
                                                                           --------------
                                                                                7,478,064
                                                                           --------------
CONVERTIBLE SECURITY FUNDS -- 5.4%
   Davis Appreciation & Income                                  89,954          2,729,203
   Franklin Convertible Securities - Class A                   125,854          2,103,014
                                                                           --------------
                                                                                4,832,217
                                                                           --------------




NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)
===========================================================================================
INVESTMENT COMPANIES -- 96.5% (CONTINUED)                      SHARES            VALUE
-------------------------------------------------------------------------------------------
WORLDWIDE BOND FUNDS -- 4.9%
   Alliance World Dollar Government II(c)                      135,800     $    1,906,632
   Loomis Sayles Global Bond - Institutional Class              56,623            865,763
   Templeton Global Bond - Class A                             101,158          1,106,663
   T. Rowe Price Emerging Markets Bond                          39,769            547,615
                                                                           --------------
                                                                                4,426,673
                                                                           --------------
CORPORATE BOND FUNDS -- 4.8%
   Loomis Sayles Bond - Institutional Class                    302,701          4,325,593
                                                                           --------------

GOVERNMENT BOND FUNDS -- 3.1%
   American Century Target Maturities Trust
     Series 2015 - Investor Class                               36,259          2,815,856
                                                                           --------------

HIGH QUALITY BOND FUNDS -- 2.8%
   Dodge & Cox Income                                          197,694          2,488,973
                                                                           --------------


TOTAL INVESTMENT COMPANIES (Cost $68,159,234)                              $   86,318,758
                                                                           --------------

===========================================================================================
MONEY MARKET SECURITIES -- 3.6%                                SHARES           VALUE
-------------------------------------------------------------------------------------------
   First American Treasury Obligations - Class A
    (Cost $3,225,433)                                        3,225,433     $    3,225,433
                                                                           --------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $71,384,667)                    $   89,544,191

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                                   (55,212)
                                                                           --------------

NET ASSETS -- 100.0%                                                       $   89,488,979
                                                                           ==============


(a)  Non-income producing security.
(b)  Exchange-traded fund.
(c)  Closed-end fund.

See accompanying notes to portfolio of investments.




NEW CENTURY OPPORTUNISTIC PORTFOLIO
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
===========================================================================================
INVESTMENT COMPANIES -- 98.5%                                  SHARES          VALUE
-------------------------------------------------------------------------------------------
SECTOR FUNDS -- 51.9%
   Alpine International Real Estate Equity - Class Y            14,450     $      603,143
   FBR Gas Utility Index                                        13,788            279,892
   iShares Dow Jones U.S. Energy Sector Index(b)                 9,400            947,426
   iShares Goldman Sachs Natural Resources Index(b)              9,200            930,304
   iShares Goldman Sachs Networking Index(a)(b)                 23,900            763,844
   iShares Goldman Sachs Semiconductor Index(b)                  4,050            244,782
   iShares MSCI Emerging Markets Index(b)                        5,300            605,790
   iShares Nasdaq Biotechnology Index(a)(b)                      6,600            527,274
   PowerShares Dynamic Biotechnology & Genome(a)(b)             13,700            254,135
   Technology Select Sector SPDR(b)                             30,800            730,884
   T. Rowe Price Emerging Europe & Mediterranean                13,862            447,051
                                                                           --------------
                                                                                6,334,525
                                                                           --------------
LARGE-CAP FUNDS -- 23.4%
   iShares Russell 1000 Value Index(b)                           8,800            736,560
   iShares S&P 500/BARRA Growth Index(b)                         9,500            624,435
   Marsico 21st Century                                         93,621          1,494,197
                                                                           --------------
                                                                                2,855,192
                                                                           --------------
MID-CAP FUNDS -- 17.9%
   Janus Orion                                                  62,677            639,933
   Leuthold Select Industries                                   47,135            899,339
   S&P MidCap 400 Depositary Receipts(b)                         4,302            651,366
                                                                           --------------
                                                                                2,190,638
                                                                           --------------
SMALL-CAP FUNDS -- 5.3%
   iShares S&P SmallCap 600/BARRA Growth Index(b)                1,200            156,720
   iShares S&P SmallCap 600/BARRA Value Index(b)                 6,400            493,248
                                                                           --------------
                                                                                  649,968
                                                                           --------------

TOTAL INVESTMENT COMPANIES (Cost $10,695,838)                              $   12,030,323
                                                                           --------------

===========================================================================================
MONEY MARKET SECURITIES -- 1.5%                                SHARES          VALUE
-------------------------------------------------------------------------------------------
   First American Treasury Obligations - Class A
    (Cost $185,203)                                            185,203     $      185,203
                                                                           --------------

TOTAL INVESTMENTS AT VALUE -- 100.0% (Cost $10,881,041)                    $   12,215,526

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)                                    (2,068)
                                                                           --------------

NET ASSETS -- 100.0%                                                       $   12,213,458
                                                                           ==============

(a)  Non-income producing security.
(b)  Exchange-traded fund.

See accompanying notes to portfolio of investments.





NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
===========================================================================================
INVESTMENT COMPANIES -- 96.7%                                  SHARES          VALUE
-------------------------------------------------------------------------------------------
EUROPE FUNDS -- 31.5%
   AIM European Growth - Class A                               122,263     $    5,092,260
   Fidelity Nordic                                              12,010            490,608
   iShares MSCI Austria Index(b)                               166,200          6,107,850
   iShares MSCI Belgium Index(b)                               110,600          2,875,600
   iShares MSCI EMU Index(b)                                    25,800          2,705,130
   iShares MSCI France Index(b)                                 10,000            343,800
   iShares MSCI Germany Index(b)                               128,200          3,533,192
   iShares MSCI Italy Index(b)                                  10,000            336,000
   iShares MSCI Spain Index(b)                                  44,700          2,461,629
   iShares MSCI Sweden Index(b)                                 76,000          2,493,560
   iShares MSCI Switzerland Index(b)                            47,500          1,210,300
   iShares MSCI United Kingdom Index(b)                        129,746          3,055,518
   Ivy European Opportunities - Class A                        134,158          5,287,164
                                                                           --------------
                                                                               35,992,611
                                                                           --------------
DIVERSIFIED FUNDS -- 26.5%
   AllianceBernstein International Growth - Class A            101,077          1,943,719
   Dodge & Cox International Stock                              73,630          3,270,637
   iShares MSCI EAFE Index(b)                                   67,800          5,033,472
   iShares S&P Global Energy Sector Index(b)                    23,900          2,577,854
   Janus Overseas                                              139,582          6,514,293
   Lazard International Small Cap - Investor Shares             48,949            872,267
   Oakmark International - Class I                             118,295          3,008,244
   Oppenheimer International Small Company - Class A           150,078          4,044,615
   Tocqueville International Value (The)                       196,936          3,005,241
                                                                           --------------
                                                                               30,270,342
                                                                           --------------
ASIA/PACIFIC FUNDS -- 20.0%
   Eaton Vance Greater India - Class A(a)                      154,501          4,035,571
   Fidelity Japan                                              132,905          2,258,055
   iShares FTSE/Xinhua China 25 Index(b)                        43,100          4,489,727
   iShares MSCI Australia Index(b)                             151,100          3,614,312
   iShares MSCI Japan Index(b)                                 143,800          2,057,778
   iShares MSCI Pacific Ex-Japan Index(b)                       21,600          2,747,952
   Matthews Pacific Tiger - Class I                             91,119          2,163,177
   ProFunds UltraJapan - Investor Class                         29,292          1,449,083
                                                                           --------------
                                                                               22,815,655
                                                                           --------------
AMERICAS FUNDS -- 11.7%
   Fidelity Canada                                              57,916          2,818,181
   iShares MSCI Canada Index(b)                                151,000          3,812,750
   iShares MSCI Mexico Index(b)                                 54,800          2,866,040
   iShares S&P Latin American 40 Index(b)                       22,200          3,862,356
                                                                           --------------
                                                                               13,359,327
                                                                           --------------




NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)
===========================================================================================
INVESTMENT COMPANIES -- 96.7% (CONTINUED)                      SHARES          VALUE
-------------------------------------------------------------------------------------------
EMERGING MARKETS FUNDS -- 7.0%
iShares MSCI Emerging Markets Index(b)                          29,000     $    3,314,700
Oppenheimer Developing Markets - Class A                        31,591          1,291,438
T. Rowe Price Emerging Europe & Mediterranean                  106,021          3,419,175
                                                                           --------------
                                                                                8,025,313
                                                                           --------------

TOTAL INVESTMENT COMPANIES (Cost $79,221,988)                              $  110,463,248
                                                                           --------------

===========================================================================================
MONEY MARKET SECURITIES -- 3.3%                                SHARES          VALUE
-------------------------------------------------------------------------------------------
   First American Treasury Obligations - Class A
    (Cost $3,760,449)                                        3,760,449     $    3,760,449
                                                                           --------------

TOTAL INVESTMENTS AT VALUE -- 100.0% (Cost $82,982,437)                    $  114,223,697

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)                                   (59,858)
                                                                           --------------

NET ASSETS -- 100.0%                                                       $  114,163,839
                                                                           ==============

(a)  Non-income producing security.
(b)  Exchange-traded fund.

See accompanying notes to portfolio of investments.




NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
===========================================================================================
INVESTMENT COMPANIES -- 95.7%                                  SHARES          VALUE
-------------------------------------------------------------------------------------------
LONG/SHORT EQUITY FUNDS -- 19.4%
   Advantage Global Alpha - Class A                            111,690     $    1,524,572
   CGM Focus                                                    42,660          1,539,183
   Diamond Hill Focus Long-Short - Class I                     166,516          3,082,214
   Gartmore U.S. Growth Leaders Long-Short                      47,933            507,135
   Hussman Strategic Growth                                    289,464          4,506,947
   Prudent Bear                                                183,533          1,031,455
   Schwab Hedged Equity                                        251,212          4,006,831
   TFS Market Neutral(a)                                        79,706          1,080,818
   Weitz Funds (The) - Partners III Opportunity                267,818          3,122,763
                                                                           --------------
                                                                               20,401,918
                                                                           --------------
MERGER ARBITRAGE FUNDS -- 14.9%
   Arbitrage Fund (The) - Class R(a)                           172,522          2,159,976
   Enterprise Mergers and Acquisitions - Class A               372,863          4,653,331
   Gabelli ABC                                                 301,165          3,059,837
   Merger Fund (The)                                           364,382          5,749,950
                                                                           --------------
                                                                               15,623,094
                                                                           --------------
GLOBAL MACRO FUNDS -- 12.4%
   Calamos Global Growth and Income - Class A                  104,914          1,139,364
   First Eagle Global - Class A                                155,811          7,203,156
   Franklin Mutual Discovery - Class Z                         103,824          3,251,777
   Oppenheimer International Bond - Class A                    240,002          1,423,212
                                                                           --------------
                                                                               13,017,509
                                                                           --------------
NATURAL RESOURCES FUNDS -- 9.5%
   DWS Global Commodities Stock(c)                              28,328            443,050
   FBR Gas Utility Index                                        27,635            560,983
   Permanent Portfolio                                          19,842            652,592
   PIMCO Commodity Real Return Strategy - Class A              242,029          3,340,005
   PowerShares Global Water Portfolio(b)                        47,000            883,130
   RS Global Natural Resources - Class A                        77,637          2,454,887
   T. Rowe Price New Era                                         8,824            405,300
   Vanguard Precious Metals & Minerals                          42,804          1,225,895
                                                                           --------------
                                                                                9,965,842
                                                                           --------------
ASSET ALLOCATION FUNDS -- 9.2%
   Berwyn Income                                               120,079          1,486,583
   FPA Crescent - Class I                                      108,096          2,861,313
   Greenspring                                                  78,952          1,862,466
   Leuthold Core Investment                                    149,763          2,832,016
   Oakmark Equity and Income - Class I                          22,194            581,927
                                                                           --------------
                                                                                9,624,305
                                                                           --------------




NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)
===========================================================================================
INVESTMENT COMPANIES -- 95.7% (CONTINUED)                      SHARES          VALUE
-------------------------------------------------------------------------------------------
REAL ESTATE FUNDS -- 7.3%
   Cohen & Steers International Realty - Class I                97,180     $    1,840,588
   DWS RREEF Real Estate(c)                                     16,100            443,555
   JPMorgan U.S. Real Estate - Class A                          45,571          1,115,572
   Neuberger Berman Real Estate Securities Income(c)            29,000            562,890
   Third Avenue Real Estate Value                              104,939          3,736,886
                                                                           --------------
                                                                                7,699,491
                                                                           --------------
OPTION HEDGED FUNDS -- 6.9%
   Gateway                                                     158,218          4,339,930
   Old Mutual Analytic Defensive Equity - Class Z              199,182          2,862,247
                                                                           --------------
                                                                                7,202,177
                                                                           --------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 6.3%
   Fairholme                                                    76,018          2,202,251
   Franklin Mutual Beacon - Class Z                            115,728          1,982,428
   Third Avenue Value                                           39,218          2,392,307
                                                                           --------------
                                                                                6,576,986
                                                                           --------------
CONVERTIBLE ARBITRAGE FUNDS -- 5.0%
   Calamos Market Neutral - A Shares                           405,971          5,208,614
                                                                           --------------

HIGH YIELD FUNDS -- 4.8%
   Alliance World Dollar Government II(c)                       10,000            140,400
   Fidelity Capital & Income                                   114,326          1,022,075
   MainStay High Yield Corporate Bond - Class A                165,899          1,080,002
   Neuberger Berman Income Opportunity(c)                       39,700            723,334
   Pioneer High Yield - Class A                                 95,460          1,054,837
   Principal High Yield - Class A                              122,939          1,080,637
                                                                           --------------
                                                                                5,101,285
                                                                           --------------

TOTAL INVESTMENT COMPANIES (Cost $86,443,381)                              $  100,421,221
                                                                           --------------

===========================================================================================
STRUCTURED NOTES -- 1.7%                                   PAR VALUE/UNITS     VALUE
-------------------------------------------------------------------------------------------
   Eksportfinans ASA, Efficient Allocation Return Note,
    due 10/19/09                                             $ 500,000     $      498,950
   Merrill Lynch & Co, Inc. Medium-Term Notes, Series C,
    due 04/05/07                                               100,000(d)         862,000
   Morgan Stanley Global Medium-Term Notes, Series F,
    due 09/20/07                                                45,000(d)         384,300
                                                                           --------------

TOTAL STRUCTURED NOTES (Cost $1,950,000)                                   $    1,745,250
                                                                           --------------





NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)
===========================================================================================
MONEY MARKET SECURITIES -- 2.6%                               SHARES           VALUE
-------------------------------------------------------------------------------------------
   First American Treasury Obligations - Class A
    (Cost $2,676,526)                                        2,676,526     $    2,676,526
                                                                           --------------

TOTAL INVESTMENTS AT VALUE -- 100.0% (Cost $91,069,907)                    $  104,842,997

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                      37,689
                                                                           --------------

NET ASSETS -- 100.0%                                                       $  104,880,686
                                                                           ==============

(a)  Non-income producing security.
(b)  Exchange-traded fund.
(c)  Closed-end fund.
(d)  $10.00 face value per unit.

See accompanying notes to portfolio of investments.

NEW CENTURY PORTFOLIOS
NOTES TO PORTFOLIO OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

1.   INVESTMENT VALUATION
Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. The New Century Portfolios may also invest in closed-end investment companies, exchange traded funds, and to a certain extent, directly in securities. Investments in closed-end investment companies and exchange traded funds are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange are valued at the last reported sales price; securities quoted by NASDAQ are valued at the Nasdaq Official Closing Price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations Weston Financial Group, Inc. ("the Advisor") believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

2.   INVESTMENT TRANSACTIONS
Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

3.   FEDERAL INCOME TAX
The following information is computed on a tax basis for each item as of January 31, 2007:

                               New Century     New Century     New Century      New Century      New Century
                                 Capital        Balanced      Opportunistic    International     Alternative
                                Portfolio       Portfolio       Portfolio        Portfolio        Portfolio
                              ------------    ------------    -------------    -------------    ------------
Cost of portfolio
investments                   $ 93,335,955    $ 71,491,762    $ 10,904,479     $ 82,982,437     $ 91,079,773
                              ============    ============    ============     ============     ============

Gross unrealized
appreciation                  $ 37,204,542    $ 18,287,584    $  1,440,133     $ 31,393,990     $ 14,692,396

Gross unrealized
depreciation                        (2,611)       (235,155)       (129,086)        (152,730)        (929,172)
                              ------------    ------------    ------------     ------------     ------------


Net unrealized appreciation   $ 37,201,931    $ 18,052,429    $  1,311,047     $ 31,241,260     $ 13,763,224
                              ============    ============    ============     ============     ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   New Century Portfolios
             -------------------------------------------------------------------



By (Signature and Title)*    /s/ Wayne M. Grzecki
                         -------------------------------------------------------
                            Wayne M. Grzecki, President

Date      March 13, 2007
     -------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Wayne M. Grzecki
                         -------------------------------------------------------
                            Wayne M. Grzecki, President

Date      March 13, 2007
     -------------------------------------------



By (Signature and Title)*    /s/ Nicole M. Tremblay
                         -------------------------------------------------------
                            Nicole M. Tremblay, Treasurer

Date      March 13, 2007
     -------------------------------------------



* Print the name and title of each signing officer under his or her signature.